S000018426 [Member] Expense Example - TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND - TWEEDY BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	$ 1,804